Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	118 Months Ended	119 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
IPS Strategic Capital Absolute Return Fund | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name			IPS Strategic Capital Absolute Return Fund
Average Annual Return, Percent	8.04%	7.50%		6.51%
IPS Strategic Capital Absolute Return Fund | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent	16.99%	14.19%		14.82%